UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	January 23, 2012

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		84
Form 13F Information Table Value Total:		$157,605




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     2195    72593 SH       Sole                    72009               584
Abbott Laboratories            COM              002824100     1616    28735 SH       Sole                    28735
Annaly Mortgage Management, In COM              035710409     1570    98400 SH       Sole                    98400
Apple Computer                 COM              037833100      362      895 SH       Sole                      895
BRE Properties                 COM              05564E106     2401    47572 SH       Sole                    46972               600
Bristol-Myers Squibb           COM              110122108     2413    68467 SH       Sole                    67767               700
Bunge Ltd.                     COM              G16962105     1552    27134 SH       Sole                    27134
CSX Corp.                      COM              126408103      219    10400 SH       Sole                    10400
Chesapeake Energy Corp.        COM              165167107     1185    53175 SH       Sole                    52375               800
Chevron Corporation (fmly. Che COM              166764100     4148    38987 SH       Sole                    38687               300
Clorox Co.                     COM              189054109     3492    52465 SH       Sole                    52465
Coca-Cola                      COM              191216100      215     3073 SH       Sole                     3073
ConocoPhillips                 COM              20825C104     2095    28745 SH       Sole                    28745
Consolidated Edison, Inc.      COM              209115104      261     4200 SH       Sole                     4200
Copart Inc.                    COM              217204106     1297    27075 SH       Sole                    27075
Cypress Semiconductor          COM              232806109      251    14850 SH       Sole                    14850
DNP Select Income Fund (fmly.  COM              23325p104     1215   111219 SH       Sole                   111219
Du Pont                        COM              263534109     2273    49655 SH       Sole                    49655
Duke Energy                    COM              264399106      374    17000 SH       Sole                    17000
Duke-Weeks Realty Corp.        COM              264411505      190    15800 SH       Sole                    15000               800
Edison International (formerly COM              281020107      240     5802 SH       Sole                     5802
Elements Rogers International  COM              870297801      560    65800 SH       Sole                    65800
ExxonMobil                     COM              30231g102      656     7740 SH       Sole                     7740
Frontier Communications        COM              35906a108      420    81535 SH       Sole                    81535
General Electric               COM              369604103      774    43200 SH       Sole                    43200
GlaxoSmithKline PLC            COM              37733W105     1958    42908 SH       Sole                    42408               500
GreenHaven Continuous Commodit COM              395258106     1245    41600 SH       Sole                    41100               500
HCP, Inc.                      COM              40414L109     1624    39200 SH       Sole                    39200
Hawaiian Electric              COM              419870100     2524    95300 SH       Sole                    95300
Heinz (H.J.)                   COM              423074103     2063    38175 SH       Sole                    37875               300
Intel Corp.                    COM              458140100     3279   135232 SH       Sole                   135232
International Business Machine COM              459200101     1724     9374 SH       Sole                     9374
Johnson & Johnson              COM              478160104     1790    27300 SH       Sole                    27300
Kimberly-Clark                 COM              494368103     1846    25100 SH       Sole                    25100
Leggett & Platt, Inc.          COM              524660107      717    31100 SH       Sole                    31100
Lilly, Eli                     COM              532457108     1648    39660 SH       Sole                    39660
Merck & Co.                    COM              589331107     4040   107150 SH       Sole                   106150              1000
Microchip Technology, Inc.     COM              595017104     2621    71550 SH       Sole                    71550
Microsoft                      COM              594918104     1951    75166 SH       Sole                    74366               800
Oracle Corp.                   COM              68389X105      907    35367 SH       Sole                    35367
PG&E Corporation               COM              69331C108      851    20642 SH       Sole                    20642
PPG Industries                 COM              693506107      309     3700 SH       Sole                     3700
Pepco Holdings, Inc.           COM              737679100     1311    64600 SH       Sole                    64600
Pepsico Inc.                   COM              713448108     1635    24643 SH       Sole                    24343               300
Pfizer Inc.                    COM              717081103     1204    55636 SH       Sole                    55636
Pitney Bowes, Inc.             COM              724479100      228    12300 SH       Sole                    12300
Plum Creek Timber Company, Inc COM              729251108     1809    49467 SH       Sole                    48967               500
Procter & Gamble               COM              742718109    13847   207569 SH       Sole                   207269               300
Rayonier Inc.                  COM              754907103     1698    38037 SH       Sole                    37587               450
Realty Income Corp.            COM              756109104      322     9200 SH       Sole                     9200
Safeguard Scientifics          COM              786449108      176    11133 SH       Sole                    11133
Sanofi-Aventis SA              COM              80105N105     1569    42934 SH       Sole                    42934
Southern Company               COM              842587107     2578    55700 SH       Sole                    55700
Statoil ASA                    COM              85771p102     1440    56223 SH       Sole                    56223
Telefonica de Espana S.A. ADR  COM              879382208      366    21300 SH       Sole                    21300
TransCanada PL                 COM              89353D107     2899    66384 SH       Sole                    66084               300
Unilever PLC                   COM              904767704     1790    53410 SH       Sole                    53410
Union Pacific Corp.            COM              907818108      264     2490 SH       Sole                     2490
United States Commodity Index  COM              911717106     2285    39150 SH       Sole                    39150
United Technologies            COM              913017109     1509    20651 SH       Sole                    20651
Verizon Corporation            COM              92343V104     1493    37220 SH       Sole                    37220
iShares Barclay Aggregate Bond COM              464287226      390     3540 SH       Sole                     3540
ASA (Bermuda) Limited          COM              G3156P103     4569   174450 SH       Sole                   172950              1500
AngloGold Ashanti Ltd.         COM              035128206     2184    51450 SH       Sole                    51450
BHP Billiton Ltd.              COM              088606108      516     7300 SH       Sole                     7300
Barrick Gold Corporation       COM              067901108     2106    46550 SH       Sole                    46550
Central Fund of Canada Ltd.    COM              153501101     6624   337800 SH       Sole                   337800
Freeport McMoRan Copper & Gold COM              35671D857     1237    33618 SH       Sole                    33618
Goldcorp, Inc.                 COM              380956409     7038   159043 SH       Sole                   157543              1500
Hecla Mining                   COM              422704106      677   129450 SH       Sole                   129450
IAMGOLD Corporation            COM              450913108     1666   105100 SH       Sole                   105100
Kinross Gold Corporation       COM              496902404     1022    89650 SH       Sole                    89650
Newmont Mining                 COM              651639106     7457   124268 SH       Sole                   123268              1000
Pan American Silver Corp.      COM              697900108     2454   112500 SH       Sole                   112500
Silver Wheaton Corp.           COM              828336107     3494   120650 SH       Sole                   120650
Sprott Physical Gold Trust ETF COM              85207H104     3606   260550 SH       Sole                   260050               500
Sprott Physical Silver Trust E COM              852075107      429    31950 SH       Sole                    31950
Yamana Gold, Inc.              COM              98462Y100     4170   283900 SH       Sole                   283900
iShares Comex Gold Trust       COM              464285105      198    13000 SH       Sole                    13000
GAMCO Global Gold 6.625% Pfd.  PFD              36465a208     1740    66850 SH       Sole                    66850
Aberdeen Asia-Pacific Income F COM              003009107     2793   381060 SH       Sole                   377560              3500
Pimco 1-5 Year U.S. TIPS Index COM              72201R205      400     7500 SH       Sole                     7200               300
Pimco Enhanced Short Maturity  COM              72201R833     1032    10300 SH       Sole                    10300
Templeton Global Income Fund   COM              880198106      309    32700 SH       Sole                    30700              2000